Income taxes Income Taxes - Expense (Benefit) (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Loss before income taxes	CAD (7,584)	CAD (728)	CAD (24,149)
Tax rate	26.00%	25.26%	25.26%
Expected benefit	CAD (1,972)	CAD (184)	CAD (6,100)
(Decrease) increase related to:
Impact of enacted future statutory income tax rates	2,008	0	(209)
Income tax adjustments and reassessments	(277)	(68)	(249)
Non taxable portion of capital gains	(79)	(72)	69
Stock-based compensation	179	232	315
Other	27	61	73
Income tax benefit	(114)	(31)	(6,102)
Current income tax benefit	0	(92)	(2,438)
Deferred income tax (benefit) expense (note 9)	CAD (114)	CAD 61	CAD (3,664)